UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Investment Partners
Address: 8097 Roswell Road, Building A
         Atlanta, GA  30350

Form 13F File Number: 028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Holbrook
Title:    Chief Compliance Officer
Phone:    770-685-7366

Signature, Place, and Date of Signing:

      /s/ Wayne Holbrook                Atlanta, GA               10/05/10
  ---------------------------          -------------          ----------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           90

Form 13F Information Table Value Total:  $ 2,112,695
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      Cornerstone Investment Partners, LLC
                                    FORM 13F

                                   09/30/2010

                                                                                                           Voting Authority
                               Title of            Value    Shares/  Sh/ Put/ Invstmt    Other
         Name of Issuer          class    CUSIP   (x$1000)  Prn Amt  Prn Call Dscretn   Managers       Sole       Shared      None
------------------------------------------------------------------------------------------------------------------------------------
ACE Limited                      COM    H0023R105   88,980  1,527,554  SH     Sole                    1,330,194             197,360
Flextronics International Ltd.   COM    Y2573F102   48,430  8,018,223  SH     Sole                    6,883,673           1,134,550
PartnerRe Ltd.                   COM    G6852T105   22,328    278,473  SH     Sole                      177,058             101,415
Research in Motion               COM    760975102   28,575    586,869  SH     Sole                      521,649              65,220
AGL Resources Inc.               COM    001204106    3,203     83,500  SH     Sole                       17,500              66,000
AT&T Inc.                        COM    00206R102   89,452  3,127,709  SH     Sole                    2,736,604             391,105
Advance Auto Parts Inc           COM    00751Y106   73,313  1,249,365  SH     Sole                    1,098,455             150,910
American Express Co.             COM    025816109      210      5,000  SH     Sole                        5,000
Apple Inc.                       COM    037833100      953      3,360  SH     Sole                        1,960               1,400
BE Aerospace Inc.                COM    073302101      447     14,735  SH     Sole                        8,945               5,790
Bank of America Corp             COM    060505104    3,488    266,217  SH     Sole                       18,733             247,484
Bank of New York Mellon Corp.    COM    064058100      210      8,034  SH     Sole                        8,034
Baxter International             COM    071813109      429      9,000  SH     Sole                        4,500               4,500
Bristol-Myers Squibb Co.         COM    110122108   64,822  2,391,060  SH     Sole                    1,974,110             416,950
C.R. Bard Inc.                   COM    067383109      780      9,580  SH     Sole                        5,580               4,000
Capital One Financial Corp.      COM    14040H105   61,459  1,553,950  SH     Sole                    1,273,975             279,975
Chesapeake Energy Corp           COM    165167107    8,546    377,300  SH     Sole                      172,300             205,000
Chevron Corp                     COM    166764100   59,116    729,382  SH     Sole                      592,682             136,700
Chubb Corp                       COM    171232101   90,356  1,585,478  SH     Sole                    1,390,343             195,135
Cisco Systems Inc.               COM    17275R102      219     10,000  SH     Sole                       10,000
Citigroup, Inc.                  COM    172967101      475    121,536  SH     Sole                       63,463              58,073
Coca-Cola Company                COM    191216100    8,141    139,120  SH     Sole                       28,614             110,506
ConAgra Foods, Inc.              COM    205887102    5,969    272,065  SH     Sole                       58,540             213,525
ConocoPhillips                   COM    20825C104   91,420  1,591,846  SH     Sole                    1,384,746             207,100
Cousins Properties Inc           COM    222795106      408     57,151  SH     Sole                       54,551               2,600
Dean Foods Co                    COM    242370104      813     79,640  SH     Sole                       39,270              40,370
Deluxe Corporation               COM    248019101      741     38,750  SH     Sole                       38,750
DuPont de Nemours & Co.          COM    263534109      292      6,548  SH     Sole                        5,548               1,000
Duke Energy Corp                 COM    26441C105      586     33,105  SH     Sole                       32,105               1,000
Eaton Corporation                COM    278058102    2,869     34,775  SH     Sole                       17,175              17,600
Eli Lilly & Co.                  COM    532457108   62,833  1,720,038  SH     Sole                    1,430,693             289,345
Exelon Corp                      COM    30161N101   45,812  1,075,902  SH     Sole                      835,072             240,830
Exxon Mobil Corporation          COM    30231G102    3,500     56,650  SH     Sole                       24,850              31,800
Flowers Foods Inc                COM    343498101      789     31,768  SH     Sole                       10,615              21,153
Freeport-McMoRan Copper          COM    35671D857    2,598     30,425  SH     Sole                       10,625              19,800
Gamestop Corp                    COM    36467W109   80,969  4,108,007  SH     Sole                    3,579,732             528,275
Gannett Co. Inc.                 COM    364730101      122     10,000  SH     Sole                       10,000
General Dynamics Corp.           COM    369550108   72,051  1,147,121  SH     Sole                    1,003,191             143,930
Goldman Sachs Group Inc          COM    38141G104    3,419     23,650  SH     Sole                          150              23,500
Google Inc                       COM    38259P508   46,644     88,712  SH     Sole                       78,937               9,775
HCC Insurance Holdings Inc.      COM    404132102    2,698    103,397  SH     Sole                       84,797              18,600
Halliburton Company              COM    406216101    1,283     38,809  SH     Sole                       19,617              19,192
Harsco Corporation               COM    415864107    2,593    105,500  SH     Sole                       60,000              45,500
Hewlett-Packard Co               COM    428236103      255      6,069  SH     Sole                        5,569                 500
Human Genome Sciences, Inc.      COM    444903108      238      8,000  SH     Sole                        8,000
IBM Corp                         COM    459200101   76,742    572,102  SH     Sole                      524,162              47,940
ITT Corporation                  COM    450911102   73,515  1,569,822  SH     Sole                    1,376,776             193,046
Ingram Micro Inc.                COM    457153104      710     42,120  SH     Sole                       42,120
Intel Corporation                COM    458140100      739     38,465  SH     Sole                       37,665                 800
JPMorgan Chase & Co              COM    46625H100    4,785    125,725  SH     Sole                       15,325             110,400
Johnson & Johnson                COM    478160104   78,390  1,265,171  SH     Sole                    1,130,035             135,136
KBR, Inc.                        COM    48242W106    1,529     62,045  SH     Sole                       38,595              23,450
McGraw-Hill Companies            COM    580645109   53,939  1,631,537  SH     Sole                    1,419,433             212,104
Merck & Co. Inc.                 COM    58933Y105   77,554  2,106,882  SH     Sole                    1,867,677             239,205
Microsoft Corporation            COM    594918104   49,993  2,041,356  SH     Sole                    1,893,526             147,830
Morgan Stanley                   COM    617446448   68,038  2,756,805  SH     Sole                    2,399,100             357,705
NII Holdings Inc.                COM    62913F201      582     14,170  SH     Sole                          270              13,900
Nike Inc cl B                    COM    654106103      284      3,550  SH     Sole                        3,550
Nucor Corporation                COM    670346105    3,863    101,135  SH     Sole                       36,235              64,900
Old Republic Int'l Corp          COM    680223104    1,002     72,376  SH     Sole                       72,376
Oracle Corporation               COM    68389X105  103,401  3,851,049  SH     Sole                    3,393,989             457,060
PetSmart Inc.                    COM    716768106    1,182     33,764  SH     Sole                       13,850              19,914
Pfizer Inc.                      COM    717081103      772     44,963  SH     Sole                       28,563              16,400
Philip Morris Intl               COM    718172109    5,455     97,380  SH     Sole                       42,710              54,670
Polaris Industries Inc           COM    731068102      558      8,570  SH     Sole                        8,570
Raytheon Company                 COM    755111507    2,695     58,950  SH     Sole                       16,450              42,500
SPDR DJIA ETF Trust              COM    78467X109      487      4,509  SH     Sole                        3,459               1,050
Selective Insurance Group        COM    816300107      195     12,000  SH     Sole                       12,000
St. Jude Medical Inc.            COM    790849103   62,945  1,600,024  SH     Sole                    1,415,214             184,810
State Street Corp                COM    857477103    6,372    169,185  SH     Sole                       82,385              86,800
SunTrust Banks, Inc.             COM    867914103    1,409     54,530  SH     Sole                       54,530
Synovus Financial Corp           COM    87161C105      126     51,225  SH     Sole                       51,225
Sysco Corporation                COM    871829107      843     29,545  SH     Sole                       25,545               4,000
V.F. Corporation                 COM    918204108   53,590    661,445  SH     Sole                      570,120              91,325
Valero Energy Corp.              COM    91913Y100    2,027    115,790  SH     Sole                        8,840             106,950
Vanguard Growth ETF              COM    922908736      326      5,930  SH     Sole                        5,930
Vanguard Value ETF               COM    922908744      293      6,013  SH     Sole                        5,933                  80
Verizon Communications, Inc.     COM    92343V104    5,096    156,365  SH     Sole                       50,890             105,475
Wal-Mart Stores, Inc.            COM    931142103   79,412  1,483,786  SH     Sole                    1,294,066             189,720
Western Digital Corp.            COM    958102105   69,933  2,463,292  SH     Sole                    2,216,392             246,900
Xerox Corporation                COM    984121103    3,501    338,234  SH     Sole                      131,225             207,009
BP PLC ADS                       ADR    055622104    2,310     56,110  SH     Sole                       51,310               4,800
Invesco Ltd.                     ADR    G491BT108      231     10,900  SH     Sole                       10,900
Nokia Corporation                ADR    654902204      198     19,780  SH     Sole                       19,280                 500
Norsk Hydro ASA                  ADR    656531605      252     41,500  SH     Sole                       41,500
Royal Dutch Shell CL A           ADR    780259206   56,675    939,879  SH     Sole                      903,974              35,905
Teva Pharmaceutical              ADR    881624209   76,880  1,457,440  SH     Sole                    1,318,185             139,255
American Funds- Growth Fnd of    MF     399874403      317     11,447  SH     Sole                       11,447
Hussman Strategic Growth Fund    MF     448108100      256     19,155  SH     Sole                       19,155
Vanguard Intermediate Term Bond  MF     921937306      459     39,129  SH     Sole                       39,129